Production Costs - Summary of Production Costs (Parenthetical) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Production costs [line items]
Salaries and employee benefits included in corporate administration	$ 57	$ 64
Penasquito Oxide Heap Leach [member]
Production costs [line items]
Write down value of inventories		$ 12